Stockholders' Equity (Schedule of Reclassification Adjustments out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	May 29, 2016	Feb. 28, 2016	Nov. 29, 2015	Aug. 30, 2015	May 31, 2015	Feb. 22, 2015	Nov. 23, 2014	Aug. 24, 2014	May 29, 2016	May 31, 2015	May 25, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Less interest, net									$ (172.5)	$ (192.3)	$ (134.3)
Earnings before income taxes	$ 175.4	$ 138.1	$ 24.4	$ 111.8	$ 126.5	$ 147.1	$ (54.6)	$ (43.7)	449.7	175.3	174.6
Tax benefit									(90.0)	21.1	8.6
Net earnings	$ 139.6	$ 105.8	$ 43.2	$ 86.4	$ 105.3	$ 133.8	$ (32.8)	$ 503.2	375.0	709.5	$ 286.2
Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings before income taxes									(35.3)	(46.7)
Tax benefit									14.3	17.5
Net earnings									(21.0)	(29.2)
Actuarial losses | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income, current period, before tax									(2.8)	(2.6)
Settlement loss | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from accumulated other comprehensive income, current period, before tax									0.0	(6.1)
Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Earnings before income taxes									0.6	(6.9)
Tax benefit									(0.2)	2.8
Net earnings									0.4	(4.1)
Equity | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
General and administrative expenses									2.1	(1.0)
Interest rate | Derivatives | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Less interest, net									(37.4)	(45.7)
Total - pension/postretirement plans | Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from AOCI into Net Earnings, benefit plan funding position									(2.8)	(8.7)
Recognized net actuarial gain - other plans | Benefit plan funding position | Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amount reclassified from AOCI into Net Earnings, benefit plan funding position									$ 3.4	$ 1.8